CONSOLIDATED VARIABLE INTEREST ENTITIES	6 Months Ended
Jun. 30, 2019
CONSOLIDATED VARIABLE INTEREST ENTITIES [Abstract]
CONSOLIDATED VARIABLE INTEREST ENTITIES
CONSOLIDATED VARIABLE INTEREST ENTITIES

As at June 30, 2019, the Company’s consolidated financial statements included 34 variable interest entities, all of which are wholly-owned subsidiaries. These subsidiaries own vessels with existing charters during which related and third parties have fixed price options to purchase the respective vessels, at dates varying from April 2019 to November 2033. It has been determined that the Company is the primary beneficiary of these entities, as none of the purchase options are deemed to be at bargain prices and none of the charters include sales options.
At June 30, 2019, 18 of the consolidated variable interest entities have a vessel which is accounted for as a direct financing lease asset. At June 30, 2019, the vessels had a carrying value of $393.3 million, unearned lease income of $206.2 million and estimated residual value of $126.2 million. The outstanding loan balances in 16 of these entities amounted to a total of $43.9 million, of which the short-term portion was $6.4 million as at June 30, 2019. Also, two of the vessels that are included in the direct financing lease assets had outstanding obligations under capital lease which amounted to a total of $270.9 million, of which the short-term portion was $13.7 million, as at June 30, 2019.
At June 30, 2019, 13 fully consolidated variable interest entities each own vessels which are accounted for as operating lease assets and had a total net book value of $276.0 million. The outstanding loan balances in these entities amounted to a total of $130.2 million, of which the short-term portion was $13.9 million as at June 30, 2019.
The other three fully consolidated variable interest entities each own vessels which are accounted for as vessels under capital lease and had a total net book value of $304.0 million as at June 30, 2019. The outstanding obligations under capital lease for these entities amounted to a total of $260.1 million, of which the short-term portion was $18.6 million as at June 30, 2019.